Business Combinations - Summary of Cash Flow On Acquisition (Details) - EUR (€) € in Thousands		12 Months Ended
	Sep. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2023	Aug. 01, 2023	Jan. 01, 2023
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid € '000s		€ (18,547)
Net cash acquired with the subsidiaries € '000s		8,278
Net cash flow on acquisition € '000s		10,269	€ (7,282)	€ (19,813)
Digital Gaming Corporation Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid € '000s		(11,703)					€ (11,700)
Net cash acquired with the subsidiaries € '000s		7,701					€ 7,701
Net cash flow on acquisition € '000s		(4,002)
SportCC ApS
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid € '000s		(6,844)				€ (6,800)
Net cash acquired with the subsidiaries € '000s		211				€ 211
Net cash flow on acquisition € '000s		(6,633)
15 Marketing Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid € '000s		0
Net cash acquired with the subsidiaries € '000s		366			€ 366
Net cash flow on acquisition € '000s		€ 366
Verno Holdings Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid € '000s	€ (1,103)
Net cash acquired with the subsidiaries € '000s	8,385
Net cash flow on acquisition € '000s	€ 7,282